Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Activity with Respect to Shares
The activity with respect to shares during 2025, 2024 and 2023 was as follows:

	SHARES
	As of December 31,
	2025	2024	2023
Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794

Schedule of Shareholder Composition
As of December 31, 2025, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding
Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46%
Teatinos Siglo XXI Inversiones S.A.	59,770,481,573	-	59,770,481,573	31.72%
J P Morgan Chase Bank (ADRs)*	-	9,980,222,071	9,980,222,071	5.30%
Bancos por cuenta de terceros	17,715,643,262	-	17,715,643,262	9.40%
AFP por cuentas de terceros	19,486,919,574	-	19,486,919,574	10.34%
Corredoras de bolsa por cuenta de terceros	5,209,519,338	-	5,209,519,338	2.76%
Otros accionistas minoritarios	9,460,821,281	-	9,460,821,281	5.02%
Total	178,465,904,723	9,980,222,071	188,446,126,794	100.00%
(*)American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.
As of December 31, 2024, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding
Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46%
Teatinos Siglo XXI Inversiones S.A.	59,770,481,573	-	59,770,481,573	31.72%
The Bank New York Mellon	-	10,622,438,071	10,622,438,071	5.64%
Banks on behalf of third parties	16,842,708,565	-	16,842,708,565	8.94%
Pension funds (AFP) on behalf of third parties	20,794,099,878	-	20,794,099,878	11.03%
Stock brokers on behalf of third parties	5,276,952,871	-	5,276,952,871	2.80%
Other minority holders	8,316,926,141	-	8,316,926,141	4.41%
Total	177,823,688,723	10,622,438,071	188,446,126,794	100.00%
(*)American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.
NOTE 21 - EQUITY, continued
As of December 31, 2023, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding
Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46%
Teatinos Siglo XXI Inversiones S.A.	59,770,481,573	-	59,770,481,573	31.72%
The Bank New York Mellon	-	12,799,964,871	12,799,964,871	6.79%
Banks on behalf of third parties	19,416,795,808	-	19,416,795,808	10.30%
Pension funds (AFP) on behalf of third parties	18,392,349,767	-	18,392,349,767	9.76%
Stock brokers on behalf of third parties	5,029,151,233	-	5,029,151,233	2.67%
Other minority holders	6,214,863,847	-	6,214,863,847	3.30%
Total	175,646,161,923	12,799,964,871	188,446,126,794	100.00%
(*)American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

Schedule of Basic and Diluted Earnings Per Share	As of December 31, 2025, 2024 and 2023 the basic and diluted earnings per share were as follows:

	As of December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the shareholders of the Bank	1,021,650	852,964	579,427
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	5.421	4.526	3.075
Basic earnings per share from continuing operations (in Ch$)	5.421	4.526	3.075
Basic earnings per share from discontinued operations (in Ch$)	-	-	-

b) Diluted earnings per share
Total attributable to the shareholders of the Bank	1,021,650	852,964	579,427
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	5.421	4.526	3.075
Diluted earnings per share from continuing operations (in Ch$)	5.421	4.526	3.075
Diluted earnings per share from discontinued operations (in Ch$)	-	-	-

Schedule of Other Comprehensive Income from Available for Sale Investments and Cash Flow Hedges	Other comprehensive income from available for sale investments and cash flow hedges:

	For the years ended December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Debt instruments at FVOCI
As of January 1,	(67,161)	(89,748)	(109,392)
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	(8,417)	67,968	145,257
Recycling from other comprehensive income to income for the year	-	-	-
Net realized gains	(2,327)	(45,381)	(125,613)
Subtotals	(10,744)	22,587	19,644
Total	(77,905)	(67,161)	(89,748)

Cash flow hedges
As of January 1,	(77,801)	84,416	(118,838)
Gains (losses) on the re-measurement of cash flow hedges, before tax	82,619	(126,880)	243,366
Recycling adjustments on cash flow hedges, before tax	(22,006)	(35,337)	(40,112)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	60,613	(162,217)	203,254
Total	(17,188)	(77,801)	84,416

Other comprehensive income, before taxes	(95,093)	(144,962)	(5,332)

Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	21,035	18,133	24,231
Income tax relating to cash flow hedges	4,640	21,006	(22,792)
Total	25,675	39,139	1,439

Other comprehensive income, net of tax	(69,418)	(105,823)	(3,893)
Attributable to:
Shareholders of the Bank	(71,181)	(107,174)	(5,242)
Non-controlling interest	1,763	1,351	1,349

Schedule of Perpetual Bonds
As of December 31, 2025 and 2024 the balance of the perpetual bonds was as follow:

	As of December 31,
	2025	2024
	MCh$	MCh$
Perpetual bond	629,468	693,382
Totals	629,468	693,382
The detail of perpetual bonds is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
US$ Bonds	629,468	693,382
Total	629,468	693,382

Schedule of Bank’s Debts, both Current and Non-Current
Debts classified as current are either demand obligations or will mature in one year or less. All other debts are classified as non-current. The Bank’s debts, both current and non-current, are summarised below:

	As of December 31, 2025			As of December 31, 2024
	Current	Non-current	Total	Current	Non-current	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Perpetual bonds	-	629,468	629,468	-	693,382	693,382
Total	-	629,468	629,468	-	693,382	693,382

Schedule of Placement of Perpetual Bond
The terms of the perpetual bonds were as follows:

Series	Currency	Amount	Terms (years)	Interest Rate (Annual)	Issuance date	Principal Amount USD	Maturity date
AT1 Bond	USD	700,000,000	-	4.63	10-21-2021	700,000,000	-
Total USD		700,000,000				700,000,000

Schedule of Regulatory Capital Financial Instruments
The movement of the balance of regulatory capital financial instruments issued as of December 31, 2025 and 2024, is as follows:

	2025	2024	2023
	MCh$	MCh$	MCh$
Balances as of January 01,	609,627	608,721	590,247
New issuances	-	-	-
Accrued inflation adjustment due to UF	-	-	-
Other movements (discounts, hedges)	1,473	906	18,474
Balances as of December 31,	611,100	609,627	608,721